UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of January 31, 2019 (Unaudited)

DWS Fixed Income Opportunities Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 29.8%
Communication Services 3.0%
Altice Financing SA, 144A, 7.5%, 5/15/2026		500,000	473,750
CSC Holdings LLC, 144A, 5.5%, 4/15/2027		1,000,000	977,480
Expedia Group, Inc., 3.8%, 2/15/2028		800,000	754,195
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		800,000	788,000
			2,993,425
Consumer Discretionary 1.7%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (b)		450,000	437,625
CVS Pass-Through Trust, 6.036%, 12/10/2028		1,217,612	1,308,283
			1,745,908
Energy 11.2%
Boardwalk Pipelines LP, 4.95%, 12/15/2024		1,000,000	1,012,556
Buckeye Partners LP, 3.95%, 12/1/2026		700,000	633,423
Chesapeake Energy Corp., 8.0%, 1/15/2025 (b)		315,000	316,966
CrownRock LP, 144A, 5.625%, 10/15/2025		100,000	96,000
Energy Transfer Operating LP, 4.05%, 3/15/2025		750,000	740,869
EnLink Midstream Partners LP, 4.85%, 7/15/2026		1,000,000	937,500
KazMunayGas National Co. JSC:
144A, 3.875%, 4/19/2022		1,500,000	1,492,500
144A, 4.4%, 4/30/2023		1,000,000	1,007,880
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (b)		500,000	478,600
Marathon Petroleum Corp., 144A, 5.125%, 12/15/2026		1,000,000	1,036,741
Petrobras Global Finance BV, 5.299%, 1/27/2025		1,000,000	999,350
Plains All American Pipeline LP, 4.5%, 12/15/2026		1,115,000	1,105,083
Range Resources Corp., 5.0%, 3/15/2023		250,000	239,000
Resolute Energy Corp., 8.5%, 5/1/2020		200,000	200,500
Southwestern Energy Co., 7.75%, 10/1/2027 (b)		250,000	257,500
Weatherford International Ltd., 8.25%, 6/15/2023 (b)		250,000	159,375
WildHorse Resource Development Corp., 6.875%, 2/1/2025		500,000	506,150
			11,219,993
Financials 9.5%
Akbank Turk AS, 144A, 5.0%, 10/24/2022		250,000	237,222
Banco Santander SA, 3.5%, 4/11/2022		750,000	746,168
Bank of America Corp., 4.0%, 1/22/2025		750,000	755,895
Barclays PLC, 4.836%, 5/9/2028		1,000,000	960,541
BNP Paribas SA, 144A, 6.75%, Perpetual (c)		500,000	506,875
BPCE SA, 144A, 4.875%, 4/1/2026		1,000,000	1,006,685
Citigroup, Inc.:
4.125%, 7/25/2028		750,000	743,626
5.5%, 9/13/2025		750,000	812,483
HSBC Holdings PLC, 6.0%, Perpetual (c)		1,000,000	962,500
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022		750,000	704,775
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023		750,000	732,337
The Goldman Sachs Group, Inc., 2.905%, 7/24/2023		750,000	733,951
Westpac Banking Corp., 5.0%, Perpetual (c)		800,000	692,709
			9,595,767
Health Care 1.0%
HCA, Inc., 5.25%, 6/15/2026		1,000,000	1,049,375
Industrials 0.5%
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		450,000	456,885
Information Technology 0.5%
Dell International LLC, 144A, 4.42%, 6/15/2021		520,000	528,931
Materials 1.1%
AK Steel Corp., 7.0%, 3/15/2027 (b)		500,000	406,250
Metinvest BV, 144A, 7.75%, 4/23/2023		400,000	381,000
Vedanta Resources PLC, 144A, 7.125%, 5/31/2023		300,000	291,750
			1,079,000
Utilities 1.3%
Perusahaan Listrik Negara PT, 144A, 5.5%, 11/22/2021		750,000	781,875
Southern California Edison Co., Series E, 3.7%, 8/1/2025		500,000	488,842
			1,270,717
Total Corporate Bonds (Cost $30,781,216)			29,940,001
Mortgage-Backed Securities Pass-Throughs 5.5%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027		309,100	310,772
4.0%, 2/1/2049 (d)		2,500,000	2,558,984
4.5%, with various maturities from 4/1/2023 until 2/1/2049 (d)		2,521,454	2,620,409
12-month USD-LIBOR + 1.770%, 4.52% ** , 9/1/2038		19,999	20,926
Government National Mortgage Association, 7.0%, 6/20/2038		5,592	6,382
Total Mortgage-Backed Securities Pass-Throughs (Cost $5,510,518)			5,517,473
Asset-Backed 27.2%
Automobile Receivables 5.8%
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		1,500,000	1,496,493
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	1,992,535
CPS Auto Receivables Trust, "E", Series 2014-B, 144A, 5.85%, 8/16/2021		800,000	805,858
Hertz Vehicle Financing II LP, "C", Series 2018-1A, 144A, 4.39%, 2/25/2024		1,500,000	1,511,269
			5,806,155
Credit Card Receivables 3.0%
Chase Issuance Trust, "A1", Series 2018-A1, 1-month USD-LIBOR + 0.200%, 2.709% **, 4/17/2023		3,050,000	3,047,379
Home Equity Loans 0.2%
Renaissance Home Equity Loan Trust:
"AF1", Series 2006-4, 5.545%, 1/25/2037		57,590	31,419
"AF1", Series 2007-2, 5.893%, 6/25/2037		340,249	150,980
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029		1,573	1,619
			184,018
Miscellaneous 18.2%
DB Master Finance LLC, "A2II", Series 2017-1A, 144A, 4.03%, 11/20/2047		1,980,000	1,945,667
Dell Equipment Finance Trust, "D", Series 2017-1, 144A, 3.44%, 4/24/2023		560,000	558,731
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		788,000	770,688
Dryden CLO Ltd., "D", Series 2018-64A, 144A, 3-month USD-LIBOR + 2.650%, 5.43% **, 4/18/2031		1,250,000	1,191,841
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 4.48% **, 7/18/2030		570,000	563,243
GoldenTree Loan Management CLO Ltd., "C1A", Series 2X, REG S, 3-month EURO-LIBOR + 2.450% floor, 2.45% **, 1/20/2032	EUR	950,000	1,092,232
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		304,140	299,333
Jubilee CLO BV, "C1", Series 2018-21A, 144A, 3-month EURO-LIBOR + 2.500% floor, 2.5% **, 1/15/2032	EUR	1,000,000	1,133,102
Madison Park Funding XIV Ltd., "DRR", Series 2014-14A, 144A, 3-month USD-LIBOR + 2.950%, 5.711% **, 10/22/2030		1,000,000	967,506
Neuberger Berman CLO Ltd., "D", Series 2018-28A, 144A, 3-month USD-LIBOR + 2.850%, 5.611% **, 4/20/2030		1,000,000	951,325
NRZ Excess Spread-Collateralized Notes:
"B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023		863,959	859,629
"D", Series 2018-PLS1, 144A, 4.374%, 1/25/2023		764,566	761,077
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 1-month USD-LIBOR + 1.600%, 4.373% **, 7/17/2030		3,500,000	3,448,645
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048		1,000,000	1,013,960
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.871% **, 7/20/2030		1,000,000	992,198
Voya CLO Ltd., "CR", Series 2016-3A, 144A, 3-month USD-LIBOR + 3.250%, 6.03% **, 10/18/2031		1,500,000	1,456,572
Wendy's Funding LLC, "A2I", Series 2018-1A, 144A, 3.573%, 3/15/2048		356,400	347,504
			18,353,253
Total Asset-Backed (Cost $27,890,924)			27,390,805
Commercial Mortgage-Backed Securities 4.1%
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 3.859% **, 9/15/2034		1,000,000	991,382
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.809% **, 11/15/2035		499,255	496,244
Credit Suisse First Boston Mortgage Securities Corp., "F", Series 2005-C1, 144A, 4.821%, 2/15/2038		173,049	172,723
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 4.253% **, 11/19/2035		250,000	249,085
GS Mortgage Securities Corp., "C", Series 2018-FBLU, 144A, 1-month USD-LIBOR + 1.600%, 4.109% **, 11/15/2035		1,000,000	997,479
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.759% **, 1/15/2033		700,000	695,597
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.9% **, 11/15/2035		500,000	501,562
Total Commercial Mortgage-Backed Securities (Cost $4,118,387)			4,104,072
Collateralized Mortgage Obligations 9.2%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		38,253	38,823
Countrywide Home Loan Mortgage Pass Through Trust, "5A1", Series 2005-HY10, 3.87% **, 2/20/2036		86,529	73,613
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.51% ** , 3/25/2031		375,000	370,951
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.66% ** , 9/25/2028		52,965	53,015
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.86% ** , 1/25/2031		500,000	501,168
Federal Home Loan Mortgage Corp.:
"PI", Series 4485, Interest Only, 3.5%, 6/15/2045		5,196,543	1,039,541
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,225,657	168,888
"XS", Series 2470, Interest Only, 7.000% minus 1-month USD-LIBOR, 4.491% ** , 2/15/2031		435,740	44,184
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		3,346,729	727,604
"LA", Series 1343, 8.0%, 8/15/2022		18,377	19,481
"PK", Series 1751, 8.0%, 9/15/2024		94,871	103,402
Federal National Mortgage Association:
"DE", Series 2014-18, 4.0%, 8/25/2042		2,191,977	2,244,880
"9", Series 406, Interest Only, 4.5%, 2/25/2041		1,098,764	246,373
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		689,968	145,310
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		1,447,208	262,482
"2", Series 350, Interest Only, 5.5%, 3/25/2034		119,580	24,642
Freddie Mac Structured Agency Credit Risk Debt Notes, "M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 5.16% **, 1/25/2049		105,000	105,000
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,365,996	154,468
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		2,498,055	460,092
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		1,208,357	206,662
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		843,197	139,412
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		350,612	93,042
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 4.318% **, 12/25/2034		18,578	18,446
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032		135,415	128,163
STACR Trust:
"M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.61% ** , 9/25/2048		540,541	530,746
"M2", Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 4.66% ** , 12/25/2030		1,350,000	1,333,573
Total Collateralized Mortgage Obligations (Cost $7,439,720)			9,233,961
Government & Agency Obligations 21.7%
Other Government Related (e) 3.1%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025		500,000	433,708
Gazprom OAO, 144A, 4.95%, 7/19/2022		1,000,000	1,020,260
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		1,000,000	1,110,000
Vnesheconombank, 144A, 5.942%, 11/21/2023		500,000	505,724
			3,069,692
Sovereign Bonds 12.1%
Export Credit Bank of Turkey, 144A, 5.375%, 10/24/2023		350,000	326,872
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027		350,000	341,320
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024 (b)		800,000	762,320
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,000,000	1,013,048
Kingdom of Bahrain, 144A, 6.125%, 8/1/2023		1,000,000	1,045,064
Oman Government International Bond, 144A, 4.75%, 6/15/2026		750,000	667,500
Republic of Angola, 144A, 9.5%, 11/12/2025		600,000	668,984
Republic of Argentina, Series NY, Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		450,000	266,625
Republic of Ecuador, 144A, 8.75%, 6/2/2023		550,000	544,885
Republic of Indonesia, 4.45%, 2/11/2024		415,000	424,784
Republic of Kenya, 144A, 6.875%, 6/24/2024		550,000	548,845
Republic of Namibia, 144A, 5.25%, 10/29/2025		800,000	762,912
Republic of Nigeria, 144A, 6.5%, 11/28/2027		320,000	305,728
Republic of Senegal, 144A, 6.25%, 7/30/2024		700,000	710,164
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		500,000	493,696
Republic of Zambia, 144A, 5.375%, 9/20/2022		600,000	469,176
State of Qatar, 144A, 3.25%, 6/2/2026		2,850,000	2,790,235
			12,142,158
U.S. Treasury Obligation 7.2%
U.S. Treasury Bills:
2.362% ***, 8/15/2019 (g)		450,000	444,113
2.573% ***, 10/10/2019 (h)		290,000	285,097
U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023		6,596,135	6,564,958
			7,294,168
Total Government & Agency Obligations (Cost $22,660,068)			22,506,018
		Shares	Value ($)
Common Stocks 0.0%
Information Technology
Answers Corp.* (Cost $128,447)		1,110	2,498
Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (f) (Cost $356,760)		3,083	0
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (i) (j) (Cost $2,946,100)		2,946,100	2,946,100
Cash Equivalents 5.1%
DWS Central Cash Management Government Fund, 2.41% (i) (Cost $5,120,832)		5,120,832	5,120,832
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $106,952,972)		106.2	106,761,760
Other Assets and Liabilities, Net		(6.2)	(6,250,343)
Net Assets		100.0	100,511,417

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended January 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2019	Value ($) at 1/31/2019
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.31% (i) (j)
6,399,235	—	3,453,135 (k)	—	—	12,504	—	2,946,100	2,946,100
Cash Equivalents 5.1%
DWS Central Cash Management Government Fund, 2.41% (i)
10,970,414	17,916,558	23,766,140	—	—	27,343	—	5,120,832	5,120,832
17,369,649	17,916,558	27,219,275	—	—	39,847	—	8,066,932	8,066,932

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at January 31, 2019 amounted to $2,861,144, which is 2.8% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	Investment was valued using significant unobservable inputs.
(g)	At January 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	At January 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended January 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/20/2019	107	12,739,320	13,104,156	(364,836)
Euro-Schatz	EUR	3/7/2019	180	23,050,127	23,049,373	754
Total net unrealized depreciation						(364,082)

At January 31, 2019, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)
Markit CDX North America High Yield Index	5.0%/ Quarterly	12/20/2023	2,700,000	USD	177,720	184,225	(6,505)

At January 31, 2019, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized (Depreciation) ($)
Fixed — 2.636% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/21/2020 1/21/2025	3,500,000	USD	(19,122)	—	(19,122)

As of January 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
AUD	2,250,000	USD	1,628,258	2/19/2019	(7,707)	Australia and New Zealand Banking Group Ltd.
EUR	1,950,000	USD	2,228,660	2/28/2019	(8,574)	JPMorgan Chase Securities, Inc.
CNY	10,746,537	USD	1,568,980	4/10/2019	(34,063)	Credit Agricole
Total unrealized depreciation					(50,344)

Currency Abbreviations
AUD	Australian Dollar	EUR	Euro
CNY	Chinese Yuan	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (l)
Corporate Bonds	$—	$29,940,001	$—	$29,940,001
Mortgage-Backed Securities Pass-Throughs	—	5,517,473	—	5,517,473
Asset-Backed	—	27,390,805	—	27,390,805
Commercial Mortgage-Backed Securities	—	4,104,072	—	4,104,072
Collateralized Mortgage Obligations	—	9,233,961	—	9,233,961
Government & Agency Obligations	—	22,506,018	—	22,506,018
Common Stocks	—	2,498	—	2,498
Warrant	—	—	0	0
Short-Term Investments (l)	8,066,932	—	—	8,066,932
Derivatives (m)
Futures Contracts	754	—	—	754
Total	$8,067,686	$98,694,828	$0	$106,762,514
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(364,836)	$—	$—	$(364,836)
Credit Default Swap Contracts	—	(6,505)	—	(6,505)
Interest Rate Swap Contracts	—	(19,122)	—	(19,122)
Forward Foreign Currency Contracts	—	(50,344)	—	(50,344)
Total	$(364,836)	$(75,971)	$—	$(440,807)

(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ (6,505)	$ —
Foreign Currency Contracts	$ —	$ —	$ (50,344)
Interest Rate Contracts	$ (364,082)	$ (19,122)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Fixed Income Opportunities Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/25/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/25/2019